                       SUPPLEMENT DATED FEBRUARY 2, 2005
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004,
                           VAN KAMPEN ENTERPRISE FUND
                       VAN KAMPEN EQUITY AND INCOME FUND
                       VAN KAMPEN GROWTH AND INCOME FUND
                        VAN KAMPEN LIMITED DURATION FUND

         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 17, 2004,
                            VAN KAMPEN RESERVE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004,
                              VAN KAMPEN PACE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 17, 2004
                         VAN KAMPEN TAX FREE MONEY FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004,
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN MID CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004,
                             VAN KAMPEN HARBOR FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004,
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004,
                          VAN KAMPEN TAX-EXEMPT TRUST
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2004,
                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                           VAN KAMPEN TECHNOLOGY FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2004,
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2004,
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                        VAN KAMPEN EMERGING GROWTH FUND
                         VAN KAMPEN CORPORATE BOND FUND
                           VAN KAMPEN HIGH YIELD FUND

The Statement of Additional Information is supplemented as follows:

     J. Miles Branagan retired as a trustee of the Fund effective December 31, 2004.

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, James W. Garrett replaces James M. Dykas as follows:

James W. Garrett (36)        Chief Financial  Officer since  Executive Director of Morgan Stanley
1221 Avenue of the Americas  Officer and      2005           Investment Management. Chief
New York, NY 10020           Treasurer                       Financial Officer and Treasurer of
                                                             Morgan Stanley Institutional Funds
                                                             since 2002 and of funds in the Fund
                                                             Complex since January 2005.

     In the section entitled "TRUSTEES AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the second paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy.

     In the section entitled "TRUSTEES AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the fourth paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson.
                     RETAIN SUPPLEMENT FOR FUTURE REFERENCE

                                                                SAI SPT FEB 2/05